NATIONWIDE

VA SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

subsidiary and Contract Owners of Nationwide VA Separate Account-D:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

  Variable Insurance Portfolios - Balanced (WRBP)

  Variable Insurance Portfolios - Bond (WRBDP)

  Variable Insurance Portfolios - Core Equity (WRCEP)

  Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

  Variable Insurance Portfolios - Energy (WRENG)

  Variable Insurance Portfolios - Global Natural Resources (WRGNR)

  Variable Insurance Portfolios - Growth (WRGP)

  Variable Insurance Portfolios - High Income (WRHIP)

  Variable Insurance Portfolios - International Growth (WRIP)

  Variable Insurance Portfolios - International Core Equity (WRI2P)

  Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

  Variable Insurance Portfolios - Money Market (WRMMP)

  Variable Insurance Portfolios - Real Estate Securities (WRRESP)

  Variable Insurance Portfolios - Science and Technology (WRSTP)

  Variable Insurance Portfolios - Small Cap Growth (WRSCP)

  Variable Insurance Portfolios - Small Cap Value (WRSCV)

  Variable Insurance Portfolios - Value (WRVP)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
Variable Insurance Portfolios - Asset Strategy (WRASP)
1,772,073 shares (cost $17,452,169)	$16,600,426
Variable Insurance Portfolios - Balanced (WRBP)
1,134,377 shares (cost $9,773,777)	9,020,683
Variable Insurance Portfolios - Bond (WRBDP)
1,963,257 shares (cost $10,856,834)	10,510,887
Variable Insurance Portfolios - Core Equity (WRCEP)
1,640,888 shares (cost $19,531,471)	20,176,363
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
276,632 shares (cost $2,217,004)	2,373,833
Variable Insurance Portfolios - Energy (WRENG)
114,415 shares (cost $752,733)	671,478
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
325,398 shares (cost $1,654,401)	1,506,953
Variable Insurance Portfolios - Growth (WRGP)
2,139,786 shares (cost $22,914,928)	25,874,288
Variable Insurance Portfolios - High Income (WRHIP)
2,736,392 shares (cost $9,996,111)	9,953,352
Variable Insurance Portfolios - International Growth (WRIP)
524,952 shares (cost $4,452,575)	5,179,808
Variable Insurance Portfolios - International Core Equity (WRI2P)
125,393 shares (cost $2,216,638)	2,330,148
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
28,046 shares (cost $645,761)	628,782
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
298,094 shares (cost $2,794,222)	3,460,570
Variable Insurance Portfolios - Money Market (WRMMP)
1,762,524 shares (cost $1,762,524)	1,762,524
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
211,255 shares (cost $1,768,096)	1,614,392
Variable Insurance Portfolios - Science and Technology (WRSTP)
642,622 shares (cost $12,483,441)	17,374,893
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
901,560 shares (cost $9,012,348)	10,483,525
Variable Insurance Portfolios - Small Cap Value (WRSCV)
60,412 shares (cost $1,024,502)	1,106,552
Variable Insurance Portfolios - Value (WRVP)
1,136,276 shares (cost $6,968,019)	7,316,256

Total Investments	$147,945,713

Other Accounts Payable	(45)

$147,945,668

Contract Owners’ Equity:
Accumulation units	147,854,993
Contracts in payout (annuitization) period (note 1f)	90,675

Total Contract Owners’ Equity (note 5)	$147,945,668

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$1,500,210	254,414	146,930	177,639	87,325	30,835	5,136	1,989
Mortality and expense risk charges (note 2)	(2,151,288)	(243,673)	(133,853)	(164,804)	(290,909)	(35,282)	(11,871)	(21,521)

Net investment income (loss)	(651,078)	10,741	13,077	12,835	(203,584)	(4,447)	(6,735)	(19,532)

Realized gain (loss) on investments	2,859,746	319,517	(365,650)	(105,334)	(106,836)	62,037	(39,553)	(28,663)
Change in unrealized gain (loss) on investments	15,136,879	2,215,349	944,440	292,890	2,952,921	167,245	(107,277)	65,382

Net gain (loss) on investments	17,996,625	2,534,866	578,790	187,556	2,846,085	229,282	(146,830)	36,719

Reinvested capital gains	5,823,883	-	259,927	78,321	789,722	79,625	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,169,430	2,545,607	851,794	278,712	3,432,223	304,460	(153,565)	17,187

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRRESP
Reinvested dividends	$62,735	564,228	2,456	28,556	-	-	11,172	25,079
Mortality and expense risk charges (note 2)	(371,221)	(149,433)	(72,734)	(30,326)	(8,931)	(47,134)	(29,150)	(27,263)

Net investment income (loss)	(308,486)	414,795	(70,278)	(1,770)	(8,931)	(47,134)	(17,978)	(2,184)

Realized gain (loss) on investments	912,043	74,089	43,718	18,131	(34,951)	53,469	-	(83,342)
Change in unrealized gain (loss) on investments	3,280,712	15,625	891,779	376,508	83,060	604,295	-	(78,830)

Net gain (loss) on investments	4,192,755	89,714	935,497	394,639	48,109	657,764	-	(162,172)

Reinvested capital gains	2,233,383	-	130,913	-	1,881	94,678	112	234,372

Net increase (decrease) in contract owners’ equity resulting from operations	$6,117,652	504,509	996,132	392,869	41,059	705,308	(17,866)	70,016

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$-	-	-	101,716
Mortality and expense risk charges (note 2)	(240,875)	(148,541)	(15,683)	(108,084)

Net investment income (loss)	(240,875)	(148,541)	(15,683)	(6,368)

Realized gain (loss) on investments	1,233,283	698,970	24,421	184,397
Change in unrealized gain (loss) on investments	1,874,386	1,142,276	(11,304)	427,422

Net gain (loss) on investments	3,107,669	1,841,246	13,117	611,819

Reinvested capital gains	1,414,640	243,967	124,390	137,952

Net increase (decrease) in contract owners’ equity resulting from operations	$4,281,434	1,936,672	121,824	743,403

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		WRASP		WRBP		WRBDP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(651,078)	(622,859)	10,741	(164,506)	13,077	(6,673)	12,835	118,825
Realized gain (loss) on investments	2,859,746	2,587,647	319,517	52,293	(365,650)	(104,343)	(105,334)	(123,431)
Change in unrealized gain (loss) on investments	15,136,879	(9,708,368)	2,215,349	(729,784)	944,440	(1,350,522)	292,890	306,490
Reinvested capital gains	5,823,883	9,992,904	-	-	259,927	1,511,419	78,321	34,774

Net increase (decrease) in contract owners’ equity resulting from operations	23,169,430	2,249,324	2,545,607	(841,997)	851,794	49,881	278,712	336,658

Equity transactions:
Purchase payments received from contract owners (note 3)	1,934,898	2,929,431	66,126	41,834	38,912	12,542	51,927	142,219
Transfers between funds	-	-	(687,724)	(1,853,488)	312,198	(27,796)	(41,978)	89,654
Redemptions (note 3)	(21,710,348)	(22,001,869)	(2,097,291)	(1,916,046)	(1,577,543)	(1,120,140)	(1,562,729)	(1,467,750)
Annuity benefits	(9,551)	(8,905)	(1,205)	(1,169)	(1,140)	(1,104)	(1,151)	(1,183)
Contract maintenance charges (note 2)	(29,664)	(34,572)	(3,990)	(4,781)	(1,773)	(2,153)	(2,271)	(2,874)
Contingent deferred sales charges (note 2)	(10,900)	(14,102)	(260)	(2,530)	(223)	(614)	(1,532)	(380)
Adjustments to maintain reserves	(2,649)	(10,238)	(462)	(1,565)	(246)	(161)	(350)	(5,726)

Net equity transactions	(19,828,214)	(19,140,255)	(2,724,806)	(3,737,745)	(1,229,815)	(1,139,426)	(1,558,084)	(1,246,040)

Net change in contract owners’ equity	3,341,216	(16,890,931)	(179,199)	(4,579,742)	(378,021)	(1,089,545)	(1,279,372)	(909,382)
Contract owners’ equity beginning of period	144,604,452	161,495,383	16,779,596	21,359,338	9,398,733	10,488,278	11,790,219	12,699,601

Contract owners’ equity end of period	$147,945,668	144,604,452	16,600,397	16,779,596	9,020,712	9,398,733	10,510,847	11,790,219

CHANGES IN UNITS:
Beginning units	7,625,856	8,590,131	685,714	837,831	478,205	536,347	747,471	823,913
Units purchased	492,424	988,874	5,543	10,555	27,019	38,558	23,647	89,875
Units redeemed	(1,562,199)	(1,953,149)	(109,072)	(162,672)	(86,745)	(96,700)	(121,028)	(166,317)

Ending units	6,556,081	7,625,856	582,185	685,714	418,479	478,205	650,090	747,471

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	WRCEP		WRDIV		WRENG		WRGNR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(203,584)	(209,012)	(4,447)	(5,307)	(6,735)	(11,590)	(19,532)	(11,434)
Realized gain (loss) on investments	(106,836)	987,232	62,037	95,126	(39,553)	(48,631)	(28,663)	(229,284)
Change in unrealized gain (loss) on investments	2,952,921	(2,876,775)	167,245	(104,432)	(107,277)	303,919	65,382	525,497
Reinvested capital gains	789,722	2,478,981	79,625	128,526	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,432,223	380,426	304,460	113,913	(153,565)	243,698	17,187	284,779

Equity transactions:
Purchase payments received from contract owners (note 3)	133,378	217,441	37,937	12,689	2,171	6,186	1,916	7,898
Transfers between funds	(96,317)	(486,888)	31,713	(52,071)	(89,851)	(1,813)	17,355	(47,333)
Redemptions (note 3)	(2,950,993)	(2,741,598)	(278,721)	(253,130)	(62,078)	(109,702)	(103,949)	(149,587)
Annuity benefits	(169)	(157)	(140)	(129)	(389)	(393)	(160)	(153)
Contract maintenance charges (note 2)	(4,000)	(4,727)	(306)	(357)	(144)	(174)	(426)	(405)
Contingent deferred sales charges (note 2)	(477)	(1,146)	(8)	(675)	(102)	(139)	(22)	(272)
Adjustments to maintain reserves	(15)	(87)	135	79	(20)	(29)	(19)	(50)

Net equity transactions	(2,918,593)	(3,017,162)	(209,390)	(293,594)	(150,413)	(106,064)	(85,305)	(189,902)

Net change in contract owners’ equity	513,630	(2,636,736)	95,070	(179,681)	(303,978)	137,634	(68,118)	94,877
Contract owners’ equity beginning of period	19,662,741	22,299,477	2,278,747	2,458,428	975,452	837,818	1,575,112	1,480,235

Contract owners’ equity end of period	$20,176,371	19,662,741	2,373,817	2,278,747	671,474	975,452	1,506,994	1,575,112

CHANGES IN UNITS:
Beginning units	1,100,385	1,275,008	116,071	131,889	79,385	90,342	149,007	170,805
Units purchased	18,379	29,271	7,346	6,540	7,621	12,096	3,528	7,860
Units redeemed	(169,599)	(203,894)	(17,286)	(22,358)	(23,636)	(23,053)	(12,000)	(29,658)

Ending units	949,165	1,100,385	106,131	116,071	63,370	79,385	140,535	149,007

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	WRGP		WRHIP		WRIP		WRI2P
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(308,486)	(366,137)	414,795	570,086	(70,278)	(59,583)	(1,770)	(1,699)
Realized gain (loss) on investments	912,043	644,802	74,089	47,270	43,718	112,358	18,131	(43,801)
Change in unrealized gain (loss) on investments	3,280,712	(3,245,921)	15,625	680,876	891,779	(451,789)	376,508	10,925
Reinvested capital gains	2,233,383	2,775,579	-	-	130,913	145,715	-	19,677

Net increase (decrease) in contract owners’ equity resulting from operations	6,117,652	(191,677)	504,509	1,298,232	996,132	(253,299)	392,869	(14,898)

Equity transactions:
Purchase payments received from contract owners (note 3)	168,310	181,812	51,574	115,738	20,832	19,100	15,402	9,265
Transfers between funds	(53,311)	(692,081)	893,067	(238,298)	111,922	56,848	218,996	61,412
Redemptions (note 3)	(4,230,298)	(3,436,708)	(1,232,546)	(1,502,965)	(498,965)	(625,612)	(114,567)	(158,176)
Annuity benefits	(102)	(93)	(1,582)	(1,463)	(579)	(536)	(354)	(317)
Contract maintenance charges (note 2)	(4,787)	(5,578)	(1,961)	(2,189)	(969)	(1,122)	(225)	(263)
Contingent deferred sales charges (note 2)	(5,159)	(1,260)	(372)	(1,003)	(99)	(502)	-	(295)
Adjustments to maintain reserves	(1,138)	(2,276)	181	161	(137)	(85)	(212)	(130)

Net equity transactions	(4,126,485)	(3,956,184)	(291,639)	(1,630,019)	(367,995)	(551,909)	119,040	(88,504)

Net change in contract owners’ equity	1,991,167	(4,147,861)	212,870	(331,787)	628,137	(805,208)	511,909	(103,402)
Contract owners’ equity beginning of period	23,883,126	28,030,987	9,740,497	10,072,284	4,551,649	5,356,857	1,818,210	1,921,612

Contract owners’ equity end of period	$25,874,293	23,883,126	9,953,367	9,740,497	5,179,786	4,551,649	2,330,119	1,818,210

CHANGES IN UNITS:
Beginning units	1,363,981	1,596,811	369,309	437,677	329,497	370,682	102,747	108,246
Units purchased	36,317	50,191	39,494	29,642	12,869	23,061	13,271	9,476
Units redeemed	(240,582)	(283,021)	(49,884)	(98,010)	(36,737)	(64,246)	(7,478)	(14,975)

Ending units	1,159,716	1,363,981	358,919	369,309	305,629	329,497	108,540	102,747

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	WRMIC		WRMCG		WRMMP		WRRESP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(8,931)	(8,325)	(47,134)	(39,990)	(17,978)	(38,261)	(2,184)	(7,110)
Realized gain (loss) on investments	(34,951)	(159,340)	53,469	83,266	-	-	(83,342)	13,006
Change in unrealized gain (loss) on investments	83,060	141,594	604,295	(83,145)	-	-	(78,830)	(131,715)
Reinvested capital gains	1,881	59,678	94,678	148,087	112	94	234,372	165,161

Net increase (decrease) in contract owners’ equity resulting from operations	41,059	33,607	705,308	108,218	(17,866)	(38,167)	70,016	39,342

Equity transactions:
Purchase payments received from contract owners (note 3)	-	52	4,189	18,312	1,262,146	1,943,922	566	24,579
Transfers between funds	39,163	(169,319)	258,091	18,985	(1,162,639)	3,417,152	(163,638)	292,828
Redemptions (note 3)	(50,018)	(42,329)	(231,433)	(269,389)	(2,318,099)	(4,380,863)	(206,600)	(328,260)
Annuity benefits	(92)	(72)	(622)	(555)	-	-	(82)	(84)
Contract maintenance charges (note 2)	(117)	(153)	(319)	(335)	(773)	(927)	(223)	(247)
Contingent deferred sales charges (note 2)	-	(153)	(4)	(1,112)	(12)	(68)	(264)	(742)
Adjustments to maintain reserves	(52)	-	(110)	(43)	(87)	(63)	(34)	37

Net equity transactions	(11,116)	(211,974)	29,792	(234,137)	(2,219,464)	979,153	(370,275)	(11,889)

Net change in contract owners’ equity	29,943	(178,367)	735,100	(125,919)	(2,237,330)	940,986	(300,259)	27,453
Contract owners’ equity beginning of period	598,825	777,192	2,725,433	2,851,352	3,999,774	3,058,788	1,914,683	1,887,230

Contract owners’ equity end of period	$628,768	598,825	3,460,533	2,725,433	1,762,444	3,999,774	1,614,424	1,914,683

CHANGES IN UNITS:
Beginning units	25,857	37,557	118,915	130,135	406,167	306,128	84,567	85,630
Units purchased	1,644	1,894	13,942	7,589	232,246	590,413	2,700	23,899
Units redeemed	(2,141)	(13,594)	(12,165)	(18,809)	(458,261)	(490,374)	(18,681)	(24,962)

Ending units	25,360	25,857	120,692	118,915	180,152	406,167	68,586	84,567

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	WRSTP		WRSCP		WRSCV		WRVP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(240,875)	(212,693)	(148,541)	(142,220)	(15,683)	(8,614)	(6,368)	(18,616)
Realized gain (loss) on investments	1,233,283	1,014,168	698,970	(115,599)	24,421	10,351	184,397	352,204
Change in unrealized gain (loss) on investments	1,874,386	(1,549,104)	1,142,276	(713,431)	(11,304)	127,025	427,422	(568,076)
Reinvested capital gains	1,414,640	584,967	243,967	1,021,864	124,390	60,976	137,952	857,406

Net increase (decrease) in contract owners’ equity resulting from operations	4,281,434	(162,662)	1,936,672	50,614	121,824	189,738	743,403	622,918

Equity transactions:
Purchase payments received from contract owners (note 3)	28,816	90,277	22,040	43,841	1,640	14,115	27,016	27,609
Transfers between funds	40,528	(330,366)	169,945	(58,554)	66,684	171,720	135,796	(150,592)
Redemptions (note 3)	(1,763,150)	(1,577,997)	(1,319,418)	(1,073,183)	(98,318)	(45,927)	(1,013,632)	(802,507)
Annuity benefits	(1,595)	(1,334)	(39)	(34)	(71)	(58)	(79)	(71)
Contract maintenance charges (note 2)	(3,355)	(3,732)	(2,335)	(2,662)	(143)	(129)	(1,547)	(1,764)
Contingent deferred sales charges (note 2)	(736)	(1,249)	(1,050)	(1,700)	—	(29)	(580)	(233)
Adjustments to maintain reserves	(44)	(30)	(28)	(102)	(3)	(102)	(8)	(66)

Net equity transactions	(1,699,536)	(1,824,431)	(1,130,885)	(1,092,394)	(30,211)	139,590	(853,034)	(927,624)

Net change in contract owners’ equity	2,581,898	(1,987,093)	805,787	(1,041,780)	91,613	329,328	(109,631)	(304,706)
Contract owners’ equity beginning of period	14,793,049	16,780,142	9,677,749	10,719,529	1,014,917	685,589	7,425,940	7,730,646

Contract owners’ equity end of period	$17,374,947	14,793,049	10,483,536	9,677,749	1,106,530	1,014,917	7,316,309	7,425,940

CHANGES IN UNITS:
Beginning units	588,285	667,928	501,291	563,100	42,597	36,583	336,405	383,519
Units purchased	15,474	16,500	15,529	21,122	3,390	10,407	12,465	9,925
Units redeemed	(73,198)	(96,143)	(69,256)	(82,931)	(4,562)	(4,393)	(49,888)	(57,039)

Ending units	530,561	588,285	447,564	501,291	41,425	42,597	298,982	336,405

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-D (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The maximum variable account charge for contracts offered through the Separate Account is 2.45%. As of December 31, 2017, the contracts within the Separate Account reached up to a variable account charge of 2.35%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.35% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Seven Year CDSC	0.05%
Maximum Anniversary Death Benefit Option	0.15%
Five Year Reset Death Benefit Option	0.05%
Nursing Home and Long Term Care Option	0.05%
5% Interest Guaranteed Minimum Income Benefit Option	0.45%
Maximum Anniversary Guaranteed Minimum Income Benefit Option	0.30%
Beneficiary Protector Option	0.40%

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

The following table provides variable account charges by asset fee rates for the period ended December 31, 2017:

	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

1.35%	$675,750	$81,608	$50,977	$57,454	$91,480	$9,304	$2,661	$5,039
1.40%	337,897	47,578	16,759	25,870	41,318	3,121	1,759	3,025
1.45%	26,926	3,947	1,467	650	4,901	-	-	43
1.50%	771,391	69,409	38,503	46,388	101,772	16,139	5,653	9,381
1.55%	71,095	4,827	6,215	5,165	12,735	1,256	220	457
1.60%	4,328	220	606	60	1,075	-	-	-
1.65%	33,643	4,061	1,526	5,011	2,115	1,417	741	1,237
1.70%	436	28	-	15	-	-	-	26
1.75%	8,174	1,476	1,527	810	132	-	-	-
1.80%	124,846	18,227	8,063	12,528	26,128	2,630	299	739
1.85%	27,494	4,762	5,078	3,970	1,165	670	316	275
1.90%	10,612	1,409	261	332	1,101	109	50	92
1.95%	53,023	5,464	2,637	5,990	6,725	564	172	1,135
2.00%	368	-	66	19	161	-	-	-
2.05%	3,184	228	168	268	101	72	-	31
2.35%	2,121	429	-	274	-	-	-	41

Totals	$2,151,288	$243,673	$133,853	$164,804	$290,909	$35,282	$11,871	$21,521

	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRRESP

1.35%	$105,624	$49,104	$18,409	$8,336	$2,372	$11,196	$21,808	$5,719
1.40%	79,845	21,974	11,237	3,396	424	3,626	1,415	3,196
1.45%	8,149	1,618	158	-	15	20	39	26
1.50%	127,790	45,911	34,028	16,734	4,659	27,249	4,862	15,496
1.55%	13,223	8,517	2,669	272	569	983	214	1,304
1.60%	1,159	-	-	221	-	-	-	-
1.65%	1,983	3,631	657	245	519	1,471	87	410
1.70%	57	-	171	-	-	37	30	-
1.75%	1,304	1,633	14	47	-	-	-	-
1.80%	17,457	7,143	2,619	161	121	1,036	264	729
1.85%	3,139	1,900	816	554	-	396	-	-
1.90%	1,675	1,001	108	91	232	68	-	192
1.95%	8,749	6,874	1,843	204	20	1,012	431	119
2.00%	122	-	-	-	-	-	-	-
2.05%	296	127	5	65	-	40	-	72
2.35%	649	-	-	-	-	-	-	-

Totals	$371,221	$149,433	$72,734	$30,326	$8,931	$47,134	$29,150	$27,263

	WRSTP	WRSCP	WRSCV	WRVP

1.35%	$84,824	$35,045	$3,982	$30,808
1.40%	36,080	24,974	1,449	10,851
1.45%	2,237	1,800	23	1,833
1.50%	89,321	67,756	8,257	42,083
1.55%	5,398	4,172	632	2,267
1.60%	335	35	312	305
1.65%	4,633	1,636	673	1,590
1.70%	8	46	-	18
1.75%	90	86	-	1,055
1.80%	10,324	6,834	219	9,325
1.85%	1,277	1,871	-	1,305
1.90%	1,677	875	-	1,339
1.95%	4,421	2,665	124	3,874
2.00%	-	-	-	-
2.05%	116	152	12	1,431
2.35%	134	594	-	-

Totals	$240,875	$148,541	$15,683	$108,084

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $468,292 and $209,744, respectively, and total transfers from the Separate Account to the fixed account were $422,746 and $2,922,696, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $122,416 and $57,330 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$147,945,713	$-	$-	$147,945,713

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
Variable Insurance Portfolios - Asset Strategy (WRASP)	$308,427	$3,024,564
Variable Insurance Portfolios - Balanced (WRBP)	821,813	1,778,861
Variable Insurance Portfolios - Bond (WRBDP)	447,617	1,922,418
Variable Insurance Portfolios - Core Equity (WRCEP)	1,011,773	3,344,323
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	255,189	389,309
Variable Insurance Portfolios - Energy (WRENG)	77,191	234,382
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	27,258	132,188
Variable Insurance Portfolios - Growth (WRGP)	2,778,065	4,982,620
Variable Insurance Portfolios - High Income (WRHIP)	1,456,190	1,332,900
Variable Insurance Portfolios - International Growth (WRIP)	283,973	591,405
Variable Insurance Portfolios - International Core Equity (WRI2P)	295,600	178,439
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	41,576	59,730
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	404,587	327,249
Variable Insurance Portfolios - Money Market (WRMMP)	1,521,317	3,758,666
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	310,539	448,654
Variable Insurance Portfolios - Science and Technology (WRSTP)	1,736,102	2,261,952
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	475,102	1,510,676
Variable Insurance Portfolios - Small Cap Value (WRSCV)	204,566	126,135
Variable Insurance Portfolios - Value (WRVP)	468,754	1,190,319

	$12,925,639	$27,594,790

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	1.35%	to	2.35%	582,185	$29.07	to	$25.45	$16,589,410	1.53%	16.68%	to	15.50%
2016	1.35%	to	2.35%	685,714	24.91	to	22.03	16,769,078	0.58%	-3.88%	to	-4.85%
2015	1.35%	to	2.35%	837,831	25.92	to	23.16	21,345,594	0.37%	-9.58%	to	-10.50%
2014	1.35%	to	2.35%	1,016,653	28.67	to	25.88	28,653,920	0.49%	-6.54%	to	-7.49%
2013	1.35%	to	2.35%	1,220,582	30.67	to	27.97	36,836,120	1.30%	23.44%	to	22.19%
Variable Insurance Portfolios - Balanced (WRBP)
2017	1.35%	to	2.05%	418,479	21.97	to	19.46	9,008,148	1.61%	9.87%	to	9.09%
2016	1.35%	to	2.05%	478,205	20.00	to	17.83	9,386,058	1.40%	0.66%	to	-0.06%
2015	1.35%	to	2.05%	536,347	19.87	to	17.84	10,474,405	0.90%	-1.67%	to	-2.37%
2014	1.35%	to	2.00%	566,647	20.20	to	18.41	11,269,973	0.95%	6.12%	to	5.42%
2013	1.35%	to	2.05%	634,250	19.04	to	17.35	11,892,759	1.48%	22.03%	to	21.16%
Variable Insurance Portfolios - Bond (WRBDP)
2017	1.35%	to	2.35%	650,090	16.50	to	13.40	10,499,945	1.59%	2.61%	to	1.58%
2016	1.35%	to	2.35%	747,471	16.08	to	13.20	11,778,500	2.41%	2.63%	to	1.60%
2015	1.35%	to	2.35%	823,913	15.67	to	12.99	12,681,632	2.88%	-1.15%	to	-2.15%
2014	1.35%	to	2.35%	919,811	15.85	to	13.28	14,336,327	3.88%	2.93%	to	1.89%
2013	1.35%	to	2.35%	1,194,782	15.40	to	13.03	18,105,481	3.55%	-3.41%	to	-4.39%
Variable Insurance Portfolios - Core Equity (WRCEP)
2017	1.35%	to	2.05%	949,165	21.70	to	19.22	20,174,001	0.44%	19.13%	to	18.29%
2016	1.35%	to	2.05%	1,100,385	18.22	to	16.25	19,660,608	0.45%	2.34%	to	1.62%
2015	1.35%	to	2.05%	1,275,008	17.80	to	15.99	22,297,245	0.36%	-2.03%	to	-2.73%
2014	1.35%	to	2.05%	1,507,262	18.17	to	16.44	26,933,756	0.50%	8.20%	to	7.43%
2013	1.35%	to	2.05%	1,871,034	16.80	to	15.30	30,909,440	0.55%	31.71%	to	30.77%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2017	1.35%	to	2.05%	106,131	22.79	to	20.68	2,373,817	1.30%	14.01%	to	13.20%
2016	1.35%	to	2.05%	116,071	19.99	to	18.26	2,278,747	1.25%	5.51%	to	4.77%
2015	1.35%	to	2.05%	131,889	18.94	to	17.43	2,458,428	1.28%	-3.38%	to	-4.06%
2014	1.35%	to	2.05%	162,199	19.60	to	18.17	3,133,248	1.10%	8.36%	to	7.59%
2013	1.35%	to	2.05%	203,743	18.09	to	16.89	3,635,717	1.58%	27.86%	to	26.96%
Variable Insurance Portfolios - Energy (WRENG)
2017	1.35%	to	1.95%	63,370	10.70	to	9.96	668,463	0.63%	-13.82%	to	-14.34%
2016	1.35%	to	1.95%	79,385	12.41	to	11.63	971,503	0.13%	32.74%	to	31.93%
2015	1.35%	to	1.95%	90,342	9.35	to	8.82	834,488	0.06%	-23.20%	to	-23.66%
2014	1.35%	to	2.35%	89,301	12.18	to	11.15	1,073,589	0.00%	-11.77%	to	-12.67%
2013	1.35%	to	2.35%	93,884	13.80	to	12.76	1,280,620	0.00%	26.03%	to	24.76%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2017	1.35%	to	2.35%	140,535	10.91	to	9.59	1,505,683	0.14%	1.58%	to	0.56%
2016	1.35%	to	2.35%	149,007	10.74	to	9.54	1,573,653	0.70%	22.14%	to	20.91%
2015	1.35%	to	2.35%	170,805	8.79	to	7.89	1,478,898	0.10%	-23.44%	to	-24.22%
2014	1.35%	to	2.35%	212,880	11.48	to	10.41	2,411,926	0.00%	-14.21%	to	-15.08%
2013	1.35%	to	2.35%	277,839	13.38	to	12.26	3,676,262	0.00%	6.35%	to	5.27%
Variable Insurance Portfolios - Growth (WRGP)
2017	1.35%	to	2.35%	1,159,716	22.74	to	20.53	25,870,826	0.25%	27.60%	to	26.31%
2016	1.35%	to	2.35%	1,363,981	17.82	to	16.26	23,880,213	0.02%	-0.14%	to	-1.15%
2015	1.35%	to	2.35%	1,596,811	17.85	to	16.45	28,025,703	0.11%	5.72%	to	4.65%
2014	1.35%	to	2.35%	1,756,642	16.88	to	15.71	29,195,969	0.40%	10.30%	to	9.18%
2013	1.35%	to	2.35%	2,234,814	15.30	to	14.39	33,708,790	0.43%	34.62%	to	33.25%
Variable Insurance Portfolios - High Income (WRHIP)
2017	1.35%	to	2.05%	358,919	28.31	to	25.07	9,942,690	5.58%	5.24%	to	4.50%
2016	1.35%	to	2.05%	369,309	26.90	to	23.99	9,729,030	7.32%	14.62%	to	13.81%
2015	1.35%	to	2.05%	437,677	23.47	to	21.08	10,061,086	6.21%	-7.77%	to	-8.42%
2014	1.35%	to	2.05%	516,931	25.44	to	23.02	12,890,967	4.88%	0.53%	to	-0.18%
2013	1.35%	to	2.05%	663,044	25.31	to	23.06	16,488,891	4.91%	9.01%	to	8.23%
Variable Insurance Portfolios - International Growth (WRIP)
2017	1.35%	to	2.05%	305,629	17.28	to	15.30	5,173,894	0.05%	22.85%	to	21.98%
2016	1.35%	to	2.05%	329,497	14.07	to	12.55	4,546,298	0.22%	-4.34%	to	-5.02%

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2015	1.35%	to	2.05%	370,682	14.71	to	13.21	5,350,662	0.43%	2.00%	to	1.27%
2014	1.35%	to	2.05%	406,263	14.42	to	13.04	5,758,173	2.07%	-0.41%	to	-1.11%
2013	1.35%	to	1.95%	508,498	14.48	to	13.37	7,256,823	0.89%	17.62%	to	16.90%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2017	1.35%	to	2.05%	108,540	21.75	to	19.74	2,325,312	1.37%	21.50%	to	20.64%
2016	1.35%	to	2.05%	102,747	17.90	to	16.36	1,813,841	1.36%	-0.28%	to	-0.98%
2015	1.35%	to	2.05%	108,246	17.95	to	16.52	1,916,799	1.36%	-2.27%	to	-2.97%
2014	1.35%	to	2.00%	116,954	18.37	to	17.12	2,122,113	2.31%	0.07%	to	-0.59%
2013	1.35%	to	2.00%	107,770	18.36	to	17.22	1,956,718	1.73%	23.23%	to	22.42%
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2017	1.35%	to	1.95%	25,360	25.19	to	23.18	627,549	0.00%	7.36%	to	6.71%
2016	1.35%	to	1.95%	25,857	23.47	to	21.72	597,607	0.00%	11.77%	to	11.09%
2015	1.35%	to	1.95%	37,557	20.99	to	19.55	776,026	0.00%	-10.39%	to	-10.93%
2014	1.35%	to	1.95%	57,723	23.43	to	21.95	1,331,828	0.00%	-3.07%	to	-3.66%
2013	1.35%	to	1.95%	63,722	24.17	to	22.79	1,519,568	0.00%	55.16%	to	54.22%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	1.35%	to	2.05%	120,692	29.09	to	26.59	3,455,174	0.00%	25.19%	to	24.30%
2016	1.35%	to	2.05%	118,915	23.23	to	21.39	2,720,594	0.00%	4.69%	to	3.95%
2015	1.35%	to	2.05%	130,135	22.19	to	20.58	2,846,179	0.00%	-7.05%	to	-7.71%
2014	1.35%	to	2.05%	144,582	23.88	to	22.30	3,405,689	0.00%	6.41%	to	5.66%
2013	1.35%	to	1.95%	168,894	22.44	to	21.29	3,743,371	0.00%	28.18%	to	27.41%
Variable Insurance Portfolios - Money Market (WRMMP)
2017	1.35%	to	1.95%	180,152	9.84	to	8.87	1,762,444	0.53%	-0.77%	to	-1.37%
2016	1.35%	to	1.95%	406,167	9.92	to	8.99	3,999,774	0.12%	-1.22%	to	-1.82%
2015	1.35%	to	1.95%	306,128	10.04	to	9.16	3,058,788	0.02%	-1.33%	to	-1.93%
2014	1.35%	to	1.95%	304,973	10.18	to	9.34	3,088,581	0.02%	-1.33%	to	-1.93%
2013	1.35%	to	1.95%	370,565	10.31	to	9.52	3,802,150	0.02%	-1.33%	to	-1.93%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2017	1.35%	to	2.05%	68,586	23.89	to	21.72	1,613,362	1.36%	3.97%	to	3.23%
2016	1.35%	to	2.05%	84,567	22.98	to	21.04	1,913,588	1.07%	2.86%	to	2.14%
2015	1.35%	to	2.05%	85,630	22.34	to	20.60	1,886,091	0.96%	3.37%	to	2.64%
2014	1.35%	to	2.05%	93,883	21.61	to	20.07	2,003,634	1.02%	28.41%	to	27.50%
2013	1.35%	to	1.95%	95,926	16.83	to	15.89	1,596,781	1.13%	-0.24%	to	-0.84%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2017	1.35%	to	2.35%	530,561	33.30	to	32.09	17,360,481	0.00%	30.34%	to	29.02%
2016	1.35%	to	2.35%	588,285	25.55	to	24.87	14,780,590	0.00%	0.18%	to	-0.84%
2015	1.35%	to	2.35%	667,928	25.51	to	25.08	16,766,297	0.00%	-4.19%	to	-5.16%
2014	1.35%	to	2.35%	746,900	26.62	to	26.44	19,580,700	0.00%	1.52%	to	0.49%
2013	1.35%	to	2.35%	897,717	26.22	to	26.32	23,193,595	0.00%	54.28%	to	52.72%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2017	1.35%	to	2.35%	447,564	23.92	to	20.41	10,482,981	0.00%	21.46%	to	20.23%
2016	1.35%	to	2.35%	501,291	19.69	to	16.97	9,677,259	0.00%	1.53%	to	0.50%
2015	1.35%	to	2.35%	563,100	19.40	to	16.89	10,719,013	0.00%	0.51%	to	-0.51%
2014	1.35%	to	2.35%	634,816	19.30	to	16.97	12,036,590	0.00%	0.22%	to	-0.79%
2013	1.35%	to	2.35%	766,547	19.26	to	17.11	14,526,349	0.00%	41.43%	to	39.99%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2017	1.35%	to	2.05%	41,425	27.11	to	24.60	1,105,566	0.00%	12.20%	to	11.40%
2016	1.35%	to	2.05%	42,597	24.17	to	22.08	1,013,996	0.36%	27.14%	to	26.24%
2015	1.35%	to	2.05%	36,583	19.01	to	17.49	684,814	0.09%	-6.86%	to	-7.52%
2014	1.35%	to	2.05%	44,486	20.41	to	18.92	896,105	0.10%	5.60%	to	4.85%
2013	1.35%	to	1.95%	63,489	19.32	to	18.22	1,210,987	0.87%	31.73%	to	30.93%
Variable Insurance Portfolios - Value (WRVP)
2017	1.35%	to	2.05%	298,982	25.06	to	22.26	7,315,247	1.40%	10.98%	to	10.20%
2016	1.35%	to	2.05%	336,405	22.58	to	20.20	7,424,914	1.23%	9.64%	to	8.87%
2015	1.35%	to	2.05%	383,519	20.60	to	18.56	7,729,644	0.80%	-5.21%	to	-5.89%
2014	1.35%	to	2.05%	440,586	21.73	to	19.72	9,383,905	1.09%	9.45%	to	8.67%
2013	1.35%	to	2.05%	544,971	19.86	to	18.14	10,619,585	0.80%	33.51%	to	32.56%

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

2017	Reserves for annuity contracts in payout phase:	$90,675
2017	Contract Owners’ Equity:	$147,945,668
2016	Reserves for annuity contracts in payout phase:	$88,601
2016	Contract Owners’ Equity:	$144,604,452
2015	Reserves for annuity contracts in payout phase:	$103,591
2015	Contract Owners’ Equity:	$161,495,383
2014	Reserves for annuity contracts in payout phase:	$133,017
2014	Contract Owners’ Equity:	$189,640,010
2013	Reserves for annuity contracts in payout phase:	$156,348
2013	Contract Owners’ Equity:	$226,116,355
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.